Fair Value Measurement - Summary of Fair Values of Financial Liability (Details)	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 yr USD ($)
Risk-free Rate of Return
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0.0347	0.0427
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0.624	0.628
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0	0
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability | yr	1.8	2.8
Fair value of the Company's ordinary shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability | $	0.03	0.05